Document and Entity Information	May 06, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000034903
Document Type	8-K
Document Period End Date	May 06, 2020
Entity Registrant Name	Federal Realty Investment Trust
Entity Incorporation State Country Code	MD
Entity File Number	1-07533
Entity Tax Identification Number	52-0782497
Entity Address, Address Line One	1626 East Jefferson Street
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852-4041
City Area Code	301
Local Phone Number	998-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares Of Beneficial Interest [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares of Beneficial Interest $.01 par value per share, with associated Common Share Purchase Rights
Trading Symbol	FRT
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing 1/1000 of a share of 5.00% Series C Cumulative Redeemable Preferred Stock, $.01 par value per share
Trading Symbol	FRT-C
Security Exchange Name	NYSE